Positions or transactions deriving from atypical and/or unusual operations	12 Months Ended
Dec. 31, 2021
Positions or transactions deriving from atypical and/or unusual operations
Positions or transactions deriving from atypical and/or unusual operations	39 Positions or transactions deriving from atypical and/or unusual operations In 2021, in 2020 and 2019, no transactions deriving from atypical and/or unusual operations were reported.